Related Parties	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
RELATED PARTIES

NOTE 13: – RELATED PARTIES

Employment Agreement with Executive Chairman and CEO

In January 2025, Kadimastem updated the employment agreement with Mr. Ronen Twito to serve as its Executive Chairman and CEO. Effective upon the closing of the Merger, the Company assumed this agreement, under which Mr. Twito is entitled to an annual salary in and link to the NIS amount equivalent to $445 thousand (including social benefits). This salary is subject to a further increase to an amount equivalent to $495 thousand (including social benefits) upon the combined company completing a capital raise greater than $10 million following the Merger (a “Trigger Financing”).

Pursuant to the terms of the agreement, Mr. Twito is eligible for an annual bonus subject to Board discretion. Following the closing of the Merger in October 2025, Mr. Twito was entitled to a one-time cash bonus of $100 thousand.

The employment agreement provides that either party may terminate the engagement with nine months’ prior notice and a three-month adaptation period. Mr. Twito is subject to standard confidentiality provisions, as well as 12-month non-competition and non-solicitation clauses.

Related-Party Loans

In October 2023, the Company entered into a convertible loan agreement with Alpha Capital Anstalt and Mr. Julian Ruggieri, a significant shareholder of the Company. During 2025, Mr. Ruggieri converted his portion of the loan and accrued interest into ordinary shares and warrants and subsequently exercised all such warrants into ordinary shares. All obligations to Mr. Ruggieri under the convertible loan agreement were fully satisfied prior to the Merger. For further information regarding the terms of the loan, its conversion, and the fair value measurement of the embedded derivatives, see Note 6A – Loans.

The Company maintains a short-term loan facility with a commercial bank. Professor Michel Revel, the Company’s Chief Scientific Officer and a shareholder, provides a personal guarantee for this loan without consideration. In accordance with U.S. GAAP, the Company recognizes a capital benefit for the fair value of this guarantee. For the years ended December 31, 2025, 2024, and 2023, the Company recognized a net benefit in the interested party transactions capital reserve in the amounts of $21 thousand, $28 thousand, and $53 thousand, respectively. For further details on the loan terms and valuation assumptions, see Note 5B – Loans and Fair Value Measurement.

From 2020 through 2025, Professor Michel Revel provided the Company with several interest-free, unlinked, and unsecured loans to support its operations. On October 24, 2025, prior to the closing of the Merger, all outstanding loans from Professor Revel (including an additional loan provided in April 2025) were converted into ordinary shares of Kadimastem. Following the conversion, the outstanding balance of these loans as of December 31, 2025, was zero. For further information regarding the conversion and the capital benefits recognized in connection with these loans, see Note 6C – Loans.

Services Provided with No Considerations

The Company’s Chief Scientific Officer, Professor Michel Revel, who is also a shareholder and an interested party, provides scientific and strategic consulting services to the Company for no consideration. In accordance with U.S. GAAP, the Company records the fair value of these services as a continuous contribution to capital.

For the years ended December 31, 2025, 2024, and 2023, the Company estimated the fair value of these services to be approximately $64 thousand, $130 thousand, and $143 thousand, respectively. These amounts were recorded as research and development expenses in the Consolidated Statements of Operations, with corresponding credit to additional paid-in capital within shareholders’ equity.

Exclusive License Agreement – Aexon Labs Inc.

In March 2024, prior to the Merger, NLS Pharmaceutics Ltd. (which, following the Merger, changed its name to NewcelX Ltd., the “Company”) entered into an exclusive license agreement with Aexon Labs Inc. (the “Aexon Agreement”). Mr. Eric Konofal (Director of Translational Neuroscience) and Mr. Alexander Zwyer (Company’s executive director and Chief Business Officer) hold ownership interests in Aexon of 59% and 35%, respectively.

Pursuant to the Aexon Agreement, Aexon granted the Company an exclusive, royalty-bearing license (“License”), with the right to grant sublicenses in multiple tiers according to the terms of the Aexon Agreement. Subject to earlier termination of the Aexon Agreement in accordance with its terms, the term of the Aexon Agreement is from the effective date of the Aexon Agreement to the latest of (i) the Company’s termination of the commercialization of one or more pharmaceutical or therapeutic products, or any combination thereof, in the use of such compounds for narcolepsy and other neuro degenerative disorders in the last region and country in which commercialization had actually begun, and (ii) the expiration of the last-to-expire Valid Claim (as defined in the Aexon Agreement) of a patent identified in the Aexon Agreement and patents owned by Aexon as of the date of the Aexon Agreement, that covers such pharmaceutical or therapeutic product for the use of such compounds for narcolepsy and other neuro degenerative disorders in the respective country or region in which it was used. Pursuant to the terms of the Aexon Agreement, the Company agreed to pay Aexon a royalty on a country-by-country basis of 5% to 30% depending on (i) earnings by the Company in a specified region or country for licensed products covered by patents, (ii) whether the applicable patent has not been granted to the applicable product at the time of commercialization of such product and (iii) whether the Company challenges the validity of a patent. Following the completion of the Merger, the Company has continued its ongoing efforts to pursue the development of DOXA in accordance with a DOXA development plan presented by the Company’s management.

In addition, Aexon will receive 15% of all proceeds earned by the Company in any future sub-licensing agreements. The Company must also make royalty payments to Aexon upon the occurrence of certain milestones. Such payments upon the occurrence of milestones contemplated in the Aexon Agreement range from $100,000 to $300,000, in addition to percentage royalty payments ranging from 5% to 15% which may decrease or increase up to 30% if the Company challenges the validity of the patents under the agreement, depending on the result of such challenge. Further, pursuant to the Aexon Agreement, the Company has agreed to pay Aexon a percentage of license fees, milestones and royalties received from sublicensees, ranging between 5% and 15% which may decrease or increase up to 30% if the Company challenges the validity of the patents under the agreement, depending on the result of such challenge. For the period started at the merger date through December 31, 2025, the Company recorded fees to Aexon of $19,000 which is included in research and development expenses on the statement of operating and comprehensive loss.

Employment and Consulting agreements with Aexon Shareholders

In February 2021, NLS entered into a consulting agreement with Mr. Eric Konofal. Upon the closing of the Merger, the terms of Mr. Konofal’s engagement were updated. Effective November 1, 2025, the Company pays Mr. Konofal a monthly fee of CHF 8 thousand for his services as Director of Translational Neuroscience. For the period started on the merger date through December 31, 2025, the Company recorded consulting fees to Mr. Konofal in the amount of $20 thousand, included in research and development expenses.

Effective as of the Merger Date, the Company entered into an employment agreement with Mr. Alexander Zwyer (former CEO of NLS), who serves as the Company’s executive director and Chief Business Officer. For the period from the Merger Date through December 31, 2025, the Company recorded compensation expenses to Mr. Zwyer in the amount of approximately $170 thousand, including a sign-in bonuses, which are included in general and administrative expenses.